INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carried forward	$ 20,039,534	$ 22,549,975
Bad debt provision	1,524	163,120
Government grants related to assets	217,661	166,922
Long-lived asset impairment&depreciation	18,113,967	19,624,021
Others	942,466	485,776
Sub-total	39,315,152	42,989,814
Valuation Allowance	(38,729,208)	(42,362,849)	$ (50,109,751)	$ (56,633,867)
Total	$ 585,944	$ 626,965